Submission	Jan. 23, 2026
Submission [Line Items]
Central Index Key	0001484769
Registrant Name	FuboTV Inc.
Registration File Number	333-292921
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A